PROSPECTUS
September 30, 2002
T. ROWE PRICE

International
Stock Fund--
R Class

 A stock fund seeking long-term capital growth through investments in non-U.S. companies. This class of shares is sold only through financial intermediaries.
(R)
 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

T. Rowe Price International Funds, Inc.
  T. Rowe Price International Stock Fund--R Class
Prospectus

September 30, 2002

              ABOUT THE FUND
1
              Objective, Strategy, Risks, and Expenses    1

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              Other Information About the Fund            6

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              INFORMATION
              ABOUT
              ACCOUNTS IN T. ROWE
2             PRICE FUNDS
              Pricing Shares and Receiving                7
              Sale Proceeds
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              Useful Information on
              Distributions                               8
              and Taxes
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              Transaction Procedures and                 10
              Special Requirements
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              MORE ABOUT THE FUND
3
              Organization and Management                12

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              Understanding Performance Information      14

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              Investment Policies and Practices          15

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              Financial Highlights                       20

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              INVESTING WITH T. ROWE PRICE
4
              Account Requirements                       22
              and Transaction Information
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              Purchasing Additional Shares               23

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              Exchanging and Redeeming Shares            23

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              Rights Reserved by the Fund                23
              s
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              T. Rowe Price                              25
               Privacy Policy
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T. Rowe Price International, Inc. managed $22 billion in foreign stocks and bonds as of June 30, 2002, through its offices in Baltimore, London, Tokyo, Singapore, Hong Kong, Buenos Aires, and Paris.
 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

 ABOUT THE FUND
 OBJECTIVE, STRATEGY, RISKS, AND EXPENSES
 ----------------------------------------------------------
   A word about the fund's name and structure. International Stock Fund - R Class is a share class of T. Rowe Price International Stock Fund. The R Class is not a separate mutual fund. R Class shares are designed to be sold only through various third-party intermediaries that offer employer-sponsored retirement plans, including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others.


 What is the fund's objective?

   The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.


 What is the fund's principal investment strategy?

   The fund expects to invest substantially all of the fund's assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Stock selection reflects a growth style. We may purchase the stocks of companies of any size, but our focus will typically be on large and, to a lesser extent, medium-sized companies. Normally, at least 80% of the fund's net assets will be invested in stocks.

   T. Rowe Price International, Inc. ("T. Rowe Price International") employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence our allocations among large-, mid-, or small-cap shares.

   While we invest with an awareness of the global economic backdrop and our outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

   In selecting stocks, we generally favor companies with one or more of the following characteristics:

   . leading market position;

   . attractive business niche;

   . strong franchise or monopoly;

   . technological leadership or proprietary advantages;

   . seasoned management;

   . earnings growth and cash flow sufficient to support growing dividends; and

   . healthy balance sheet with relatively low debt.

   While the fund invests primarily in common stocks, the fund may also purchase other securities, including futures and options, in keeping with the fund's objective.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


 What are the main risks of investing in the fund?

   As with all stock funds, the fund's share price can fall because of weakness in one or more of its primary equity markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in rising markets.

   Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks. Some particular risks affecting this fund include the following:

  . Currency risk This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund's holdings can be significant, unpredictable, and long-lasting depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile and it is not possible to effectively hedge the currency risks of many developing countries.

  . Geographic risk The economies and financial markets of certain regions-such as

   Latin America and Asia-can be interdependent and may all decline at the same time.

  . Emerging market risk To the extent the fund invests in emerging markets, it is subject to greater risk than a fund investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be hurt by exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than in other countries and any one of them could cause the fund's share price to decline.

  . Other risks of foreign investing Risks can result from varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.


   . While certain countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue.

  . Futures/options risk To the extent the fund uses futures and options, it is exposed to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.


   . The fund's share price may decline, so when you sell your shares, you may lose money.


 How can I tell if the fund is appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you are investing through an intermediary, want to diversify your domestic stock portfolio by adding foreign investments, seek the long-term capital appreciation potential of growth stocks, and are comfortable with the risks that accompany foreign investments, the fund could be an appropriate part of your overall investment strategy.


   . The fund should not represent your complete investment program or be used for short-term trading purposes.


 How has the fund performed in the past?

   International Stock Fund-R Class began operations on September 30, 2002, and does not have a full calendar year of performance history. As a point of comparison, however, the following bar chart and table show calendar year returns for the oldest existing class of the International Stock Fund. Because the International Stock Fund-R Class is expected to have higher expenses than the oldest existing class of the International Stock Fund, its performance, had it existed over the periods shown, would have been lower. The oldest existing class of the International Stock Fund and the International Stock Fund-R Class share the same portfolio. Shares of each class of the fund are offered in separate prospectuses.

   The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

   The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

   In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor's situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund's other returns because the loss generates a tax benefit that is factored into the result.

                      Calendar Year Total Returns
 "92"   "93"   "94"   "95"   "96"   "97"   "98"   "99"    "00"  "01"
 -----------------------------------------------------------------------
 -3.47  40.11  -0.76  11.39  15.99  2.70   16.14  34.60   -17.09  -22.02
 -----------------------------------------------------------------------


                  Quarter ended     Total return

 Best quarter        12/31/99          24.70%
 Worst quarter      3/31/01         -15.50%

 Table 1  Average Annual Total Returns
                                        Periods ended December 31, 2001
                                        1 year     5 years     10 years
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  International Stock Fund
  Returns before taxes                  -22.02%      0.75%      6.05%
  Returns after taxes on
  distributions                         -22.83      -0.51       4.86
  Returns after taxes on
  distributions and sale of fund
  shares                                -13.32       0.54       4.79
  MSCI EAFE Index                       -21.21       1.17       4.76
  Lipper International Funds Average    -21.71       1.94       6.17
 ------------------------------------------------------------------------------


 Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax and capital gains rates. They do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end, and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.


 What fees or expenses will I pay?

   The numbers in the next table provide an estimate of how much it will cost to operate the R Class for a year. These are costs you pay indirectly because they are deducted from net assets before the daily share price is calculated.

 Table 2  Fees and Expenses of the R Class*
                                                  Annual fund operating expenses
                                           (expenses that are deducted from fund assets)
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  Management fee                                              0.67%
                                           -----------------------------------------------
  Distribution and service (12b-1) fees                       0.50%
                                           -----------------------------------------------
  Other expenses                                              0.27%/a/
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  Total annual fund operating expenses                        1.44%
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  Fee waiver/reimbursement                                    0.04%/b/
                                           -----------------------------------------------
  Net expenses                                                1.40%/b/
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 * Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund.

 /a/       Other expenses are estimated.

 /b/To limit the class's expenses during its initial period of operations, T.
   Rowe Price International is contractually obligated to bear any expenses (other than management fees and certain other portfolio level expenses) through February 28, 2004, that would cause the class's ratio of expenses to average net assets to exceed 1.40%. Expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price International by the fund whenever the class's expense ratio is below 1.40%; however, no reimbursement will be made after February 28, 2006, or if it would result in the expense ratio exceeding 1.40%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the class.

   Example. The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in the class with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, the expense limitation currently in place is not renewed, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:

      1 year      3 years      5 years       10 years
    ----------------------------------------------------
       $143        $431         $738          $1,610
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 OTHER INFORMATION ABOUT THE FUND
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 What are some of the potential rewards of investing overseas through the fund?

   Investing abroad increases the opportunities available to you. Some foreign countries may have greater potential for economic growth than the U.S. Investing a portion of your overall portfolio in foreign stock funds can enhance your diversification while providing the opportunity to boost long-term returns.


 How does the portfolio manager try to reduce risk?

   The principal tools we use to try to reduce risk are intensive research and limiting exposure to any one industry or company. Currency hedging techniques may be used from time to time.

  . T. Rowe Price International employs a team of experienced portfolio managers and analysts, and has offices in London, Tokyo, Singapore, Hong Kong, Buenos Aires, Paris, and Baltimore. Portfolio managers keep close watch on individual investments as well as on political and economic trends in each country and region. Holdings are adjusted according to the manager's analysis and outlook.

  . The impact on the fund's share price from a drop in the price of a particular stock is reduced substantially by investing in a portfolio with dozens of different companies. Likewise, the impact of unfavorable developments in a particular country is reduced when investments are spread among many countries. However, the economies and financial markets of countries in a certain region may be influenced heavily by one another.


 Is there other information I can review before making a decision?

   Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

 INFORMATION ABOUT ACCOUNTS IN T. ROWE PRICE FUNDS
   As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to all R Class accounts.



 PRICING SHARES AND RECEIVING SALE PROCEEDS
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 How and when shares are priced

   The share price (also called "net asset value" or NAV per share) for each class of shares is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day the New York Stock Exchange is open for business. To calculate the NAV, the fund's assets are valued and totaled, liabilities are subtracted, and each class's proportionate share of the balance, called net assets, is divided by the number of shares outstanding of that class. Market values are used to price stocks and bonds.

   The securities of funds investing in foreign markets are usually valued on the basis of the most recent closing market prices at 4 p.m. ET. Most foreign markets close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in a fund NAV. However, if a fund determines that such developments are so significant that they will, in its judgment, clearly and materially affect the value of the fund's securities, the fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. A fund may fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.


 How your purchase, sale, or exchange price is determined

   R Class shares are intended for purchase and may be held only through various third-party intermediaries that offer employer-sponsored retirement plans, including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others. Consult your intermediary to find out about how to purchase, sell, or exchange your shares, cut-off times, and other applicable procedures for these transactions. The intermediary may charge a fee for its services.

   The fund may have an agreement with your intermediary that permits the intermediary to accept orders on behalf of the fund until 4 p.m. ET. In such cases, if your order is received by the intermediary in good form by 4 p.m. ET and transmitted to the fund and paid for in accordance with the agreement, it will be priced at the next NAV computed after the intermediary received your order.

   Note: The time at which transactions and shares are priced and the time until which orders are accepted by the fund or an intermediary may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

   How proceeds are received
   Normally, the fund transmits proceeds to intermediaries for redemption orders received in good form on either the next or third business day after receipt, depending on the arrangement with the intermediary. Under certain circumstances and when deemed to be in the fund's best interests, proceeds may not be sent for up to seven calendar days after receipt of the redemption order. You must contact your intermediary about procedures for receiving your redemption proceeds.



 USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES
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   . All net investment income and realized capital gains are distributed to shareholders.


 Dividends and Other Distributions

   Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

   No interest will accrue on amounts represented by uncashed distribution or redemption checks.

   Income dividends
  . The funds declare and pay dividends (if any) quarterly for the Equity Income
   Fund-R Class; declare daily and pay monthly for the New Income Fund-R Class; and declare and pay annually for all other R Classes.
  . A portion of fund dividends (other than New Income Fund-R Class,
   International Stock Fund-R Class, and International Growth & Income Fund-R Class) may be eligible for the 70% deduction for dividends received by corporations to the extent the funds' income consists of dividends paid by U.S. corporations.
  . The dividends of New Income Fund-R Class, International Stock Fund-R Class, and International Growth & Income Fund-R Class will not be eligible for the 70% deduction for dividends received by corporations, if, as expected, none of the funds' income consists of dividends paid by U.S. corporations.

   Capital gains payments
  . A capital gain or loss is the difference between the purchase and sale price of a security.
  . If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.


 Tax Information

   You should contact your intermediary for the tax information that will be sent to you and reported to the IRS.

   If you invest in the fund through a tax-deferred retirement account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account.

   If you invest in the fund through a taxable account, you need to be aware of the possible tax consequences when:

  . You sell fund shares, including an exchange from one fund to another. . The fund makes a distribution to your account.

   Taxes on fund redemptions
   When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is still a sale for tax purposes.

   Taxes on fund distributions
   The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income and long-term gains on securities held more than 12 months are taxed at a maximum rate of 20%. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares. Gains and losses from the sale of foreign currencies and the foreign currency gain or loss resulting from the sale of a foreign debt security can increase or decrease an ordinary income dividend. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.

   If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid.

   Tax consequences of hedging
   For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital. Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. A fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.


   . Distributions are taxable whether reinvested in additional shares or received in cash.

   Tax effect of buying shares before a capital gain or dividend distribution
   If you buy shares shortly before or on the "record date" - the date that establishes you as the person to receive the upcoming distribution - you will receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund's record date before investing. Of course, a fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.



 TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS
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 Purchase Conditions for Intermediaries

   Nonpayment
   If the fund receives a check or ACH transfer that does not clear or the payment is not received in a timely manner, your purchase may be canceled. Any losses or expenses incurred by the fund or transfer agent will be the responsibility of the intermediary. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

   U.S. dollars
   All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

 Sale (Redemption) Conditions

   Holds on immediate redemptions: 10-day hold
   If an intermediary sells shares that it just purchased and paid for by check or ACH transfer, the fund will process the redemption but will generally delay sending the proceeds for up to 10 calendar days to allow the check or transfer to clear. (The 10-day hold does not apply to purchases paid for by bank wire.)

   Redemptions over $250,000
   Large redemptions can adversely affect a portfolio manager's ability to implement a fund's investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem
   (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.


 Excessive Trading


   . T. Rowe Price may bar excessive traders from purchasing shares.

   Frequent trades or market timing in your account or accounts controlled by you can disrupt management of the fund and raise its expenses. To deter such activity, each fund has adopted the following excessive trading policy.

   You can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit or if you hold fund shares for less than 60 calendar days, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds. Systematic purchases and redemptions are exempt from this policy. Transactions accepted by intermediaries in violation of this excessive trading policy or from persons believed to be market timers are subject to rejection or cancellation by the funds.


 Signature Guarantees

   An intermediary may need to obtain a signature guarantee in certain situations and should consult its T. Rowe Price Financial Institution Services representative.

   You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

 MORE ABOUT THE FUND
 ORGANIZATION AND MANAGEMENT
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 How is the fund organized?

   The fund is a separate series of T. Rowe Price International Funds, Inc., a Maryland corporation (the "corporation"), which currently consists of 12 series, each having different objectives and investment policies. The International Stock Fund was established in 1980. In 2000, the fund issued a separate class of shares known as the Advisor Class and in 2002 issued an additional class of shares known as the R Class. Mutual funds pool money received from shareholders of each class into a single portfolio and invest it to try to achieve specified objectives.


 What is meant by "shares"?

   As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund's authorized capital stock, but share certificates are not issued.

   Each share and fractional share entitles the shareholder to:

  . Receive a proportional interest in income and capital gain distributions of the class.

   The income dividends for International Stock Fund-R Class shares will generally differ from those of the International Stock Fund and International Stock Fund-Advisor Class shares to the extent that the expense ratio of the classes differ.

  . Cast one vote per share on certain fund matters, including the election of fund directors, changes in fundamental policies, or approval of changes in the fund's management contract. Shareholders of each class have exclusive voting rights on matters affecting only that class.


 Do T. Rowe Price funds have annual shareholder meetings?

   The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
   If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

 Who runs the fund?

   General Oversight
   The corporation is governed by a Board of Directors that meets regularly to review the fund investments, performance, expenses, and other business affairs. The Board elects the corporation's officers. The majority of Board members are independent of T. Rowe Price International.


   . All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price - specifically by the fund's portfolio managers.

   Investment Manager
   T. Rowe Price International is responsible for the selection and management of the fund's portfolio investments. The company, a wholly owned subsidiary of T. Rowe Price Associates, is the successor to Rowe Price-Fleming International. The U.S. office of T. Rowe Price International is located at 100 East Pratt Street, Baltimore, Maryland 21202. Offices are also located in London, Tokyo, Singapore, Hong Kong, Buenos Aires, and Paris.

   Portfolio Management
   The fund has an Investment Advisory Group that has day-to-day responsibility for managing the portfolio and developing and executing the fund's investment program. The members of the advisory group are: Mark C.J. Bickford-Smith, Frances Dydasco, John R. Ford, James B.M. Seddon, and David J.L. Warren.

   Mark Bickford-Smith joined T. Rowe Price International in 1995 and has 17 years of experience in research and financial analysis. Frances Dydasco joined T. Rowe Price International in 1996 and has 13 years of experience in research and financial analysis. John Ford joined T. Rowe Price International in 1982 and has 22 years of experience in research and portfolio management. James Seddon joined T. Rowe Price International in 1987 and has 15 years of experience in portfolio management. David Warren joined T. Rowe Price International in 1983 and has 22 years of experience in equity research, fixed-income research, and portfolio management.

   The Management Fee
   This fee has two parts - an "individual fund fee," which reflects a fund's particular characteristics, and a "group fee." The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except the Spectrum Funds, and any institutional, index, or private label mutual funds). The group fee schedule (shown below) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.

   Group Fee Schedule
    0.334%*           First $50 billion

    0.305%            Next $30 billion

    0.300%            Next $40 billion

    0.295%            Thereafter
    -------------------------------------


   * Represents a blended group fee rate containing various break points.


   The fund's portion of the group fee is determined by the ratio of its daily net assets to the daily net assets of all the T. Rowe Price funds described previously. Based on combined T. Rowe Price fund assets of over $86 billion at October 31, . 2001, the group fee was 0.32%. . The individual fund fee is 0.35%.


 Distribution, Shareholder Servicing, and Recordkeeping Fees

   International Stock Fund-R Class has adopted a 12b-1 plan under which it pays a fee at the rate of up to 0.50% of its daily net assets per year to various intermediaries for distribution and servicing of its shares. These payments may be more or less than the costs incurred by the intermediaries. Because the fees are paid from the R Class net assets on an ongoing basis, they will increase the cost of your investment and, over time, could result in your paying more than with other types of sales charges. The R Class may also separately compensate intermediaries at a rate of up to 0.10% of daily net assets per year for various recordkeeping and transfer agent services they perform.



 UNDERSTANDING PERFORMANCE INFORMATION
 ----------------------------------------------------------
   This section should help you understand the terms used to describe fund performance.


 Total Return

   This tells you how much an investment has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

   Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

 Cumulative Total Return

   This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.


 Average Annual Total Return

   This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, provided you held it for the entire period.



 INVESTMENT POLICIES AND PRACTICES
 ----------------------------------------------------------
   This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

   Shareholder approval is required to substantively change fund objectives and certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" which can be changed without shareholder approval. However, significant changes are discussed with shareholders in fund reports. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

   Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in hybrid instruments are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in hybrid instruments could have significantly more of an impact on a fund's share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

   Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you.

   . Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.


 Types of Portfolio Securities

   In seeking to meet its investment objective, the fund may invest in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.

   Fundamental policy The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of its total assets would be invested in securities of a single issuer, or if more than 10% of the outstanding voting securities of the issuer would be held by the fund.

   Fund investments are primarily in common stocks (normally, at least 80% of net assets will be in stocks) and, to a lesser degree, other types of securities as described below.

   Common and Preferred Stocks
   Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

   Convertible Securities and Warrants
   Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

   Fixed-Income Securities
   From time to time, we may invest in corporate and government fixed-income securities. These securities would be purchased in companies that meet fund investment criteria. The price of a bond fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise.

   Hybrid Instruments
   These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under some conditions, the redemption value of such an investment could be zero.


   . Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

   Operating policy Fund investments in hybrid instruments are limited to 10% of total assets.

   Private Placements
   These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

   Operating policy Fund investments in illiquid securities are limited to 15% of net assets.


 Types of Investment Management Practices

   Reserve Position
   A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or more
   T. Rowe Price internal money market funds. Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. The effect of taking such a position is that the fund may not achieve its investment objective. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.

   Borrowing Money and Transferring Assets
   Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

   Fundamental policy  Borrowings may not exceed 33/1//\\/3/\\% of total assets.

   Operating policy Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33/1//\\/3/\\% of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

   Foreign Currency Transactions
   The fund will normally conduct its foreign currency exchange transactions, if any, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The fund will generally not enter into a forward contract with a term greater than one year.

   The fund will generally enter into forward foreign currency exchange contracts only under two circumstances. First, when the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when T. Rowe Price International believes that the currency of a particular foreign country may move substantially against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency that acts as a proxy for that currency). The contract may approximate the value of some or all of the fund portfolio securities denominated in such foreign currency. Under unusual circumstances, the fund may commit a substantial portion or the entire value of its portfolio to the consummation of these contracts. T. Rowe Price International will consider the effect such a commitment to forward contracts would have on the fund's investment program and the flexibility of the fund to purchase additional securities. Although forward contracts will be used primarily to protect the fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and fund total return could be adversely affected as a result.

   There are some markets where it is not possible to engage in effective foreign currency hedging. This is generally true, for example, for the currencies of various emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.

   Futures and Options
   Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor "writes" or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage fund exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting fund overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and as a cash management tool. Call or put options may be purchased or sold on securities, financial indi cies, and foreign currencies.

   Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund's initial investment in such contracts.

   Operating policies Futures: Initial margin deposits and premiums on options used for nonhedging purposes will not exceed 5% of fund net asset value. Options on securities: The total market value of securities covering call or put options may not exceed 25% of fund total assets. No more than 5% of fund total assets will be committed to premiums when purchasing call or put options.

   Tax Consequences of Hedging
   Hedging may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the fund and could affect whether dividends paid are classified as capital gains or ordinary income.

   Lending of Portfolio Securities
   Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities.

   Fundamental policy The value of loaned securities may not exceed 33/1//\\/3/\\% of total assets.

   Portfolio Turnover
   Turnover is an indication of frequency of trading. The fund will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be purchased and sold without regard to the length of time held. A high turnover rate may increase transaction costs, result in additional capital gain dis-tributions, and reduce fund total return. The fund's portfolio turnover rates are shown in the Financial Highlights table.



 FINANCIAL HIGHLIGHTS
 ----------------------------------------------------------
   International Stock Fund-R Class first issued shares on September 30, 2002, and therefore has no financial history. As a point of comparison, however, Table 3 provides historical information about the International Stock Fund because Inter national Stock Fund-R Class has the same management program and investment portfolio. (Prior to the inception of International Stock Fund-R Class, Interna tional Stock Fund had one other share class known as the Advisor Class.) This information is based on a single share of the International Stock Fund outstanding throughout each of its fiscal years.

   This table is part of the International Stock Fund's financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The financial statements in the annual report were audited by the fund's independent accountants, PricewaterhouseCoopers LLP.

   Had the International Stock Fund-R Class existed during the period reflected in the table, some financial information would be different because of its higher anticipated expense ratio.

 Table 3  Financial Highlights
                                      Year ended October 31
                          1997      1998     1999      2000      2001
 -------------------------------------------------------------------------------

  Net asset value,
  beginning of period    $ 13.47   $14.14   $ 14.39   $ 16.70   $ 16.11
  Income From Investment Operations
  Net investment income     0.19     0.23      0.17      0.10      0.29
                         --------------------------------------------------
  Net gains or losses
  on securities (both
  realized and              0.86     0.77      2.71      0.35     (4.48)
  unrealized)
                         --------------------------------------------------
  Total from investment
  operations                1.05     1.00      2.88      0.45     (4.19)
  Less Distributions
  Dividends (from net      (0.18)   (0.20)    (0.22)    (0.13)    (0.09)
  investment income)
                         --------------------------------------------------
  Distributions (from      (0.20)   (0.55)    (0.35)    (0.91)    (1.18)
  capital gains)
                         --------------------------------------------------
  Returns of capital          --       --        --        --        --
                         --------------------------------------------------
  Total distributions      (0.38)   (0.75)    (0.57)    (1.04)    (1.27)
                         --------------------------------------------------
  Net asset value,       $ 14.14   $14.39   $ 16.70   $ 16.11   $ 10.65
  end of period
                         --------------------------------------------------
  Total return              7.90%    7.48%    20.67%     2.28%   (28.17)%
  Ratios/Supplemental Data
  Net assets, end of     $10,005   $9,537   $10,615   $10,458   $ 6,370
  period (in millions)
                         --------------------------------------------------
  Ratio of expenses to      0.85%    0.85%     0.85%     0.84%     0.90%
  average net assets
                         --------------------------------------------------
  Ratio of net income       1.33%    1.50%     1.05%     0.55%     2.14%
  to average net assets
                         --------------------------------------------------
  Portfolio turnover        15.8%    12.2%     17.6%     38.2%     17.4%
  rate
 -------------------------------------------------------------------------------

 INVESTING WITH T. ROWE PRICE
 ACCOUNT REQUIREMENTS AND TRANSACTION INFORMATION
 ----------------------------------------------------------
Tax Identification
Number
The intermediary must provide us with its certified Social Security or tax identification number (TIN). Otherwise, federal law requires the funds to withhold a percentage (currently 30%) of dividends, capital gain distributions, and redemptions, and may subject the intermediary or account holder to an IRS fine. If this information is not received within 60 days after the account is established, the account may be redeemed at the fund's NAV on the redemption date.

The information in
this section is for use
by intermediaries only. Shareholders should contact their intermediary for information regarding the intermediary's policies on purchasing, exchanging, and redeeming fund shares as well as initial and subsequent investment minimums.
All initial and subsequent investments by intermediaries must be made by bank wire.

Opening a New Account
$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts

Intermediaries should call Financial Institution Services for an account number and assignment to a dedicated service representative and give the following wire information to their bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh)
Receiving Bank ABA#:  043000096
Beneficiary:  T. Rowe Price [fund name]
Beneficiary Account:  1004397951
Originator to Beneficiary Information (OBI):
name of owner(s) and account number

Complete a New Account Form and mail it to one of the appropriate addresses listed below. Intermediaries must also enter into a separate agreement with the fund or its agent.

via U.S. Postal Service
T. Rowe Price Financial Institution Services
P.O. Box 17603
Baltimore, MD 21297-1603
via private carriers/overnight services
T. Rowe Price Financial Institution Services
Mail Code: OM-17603
4515 Painters Mill Road
Owings Mills, MD 21117-4842



 PURCHASING ADDITIONAL SHARES
 ----------------------------------------------------------
$100 minimum additional purchase; $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts

By Wire
Intermediaries should call Financial Institution Services or use the wire instructions listed in Opening a New Account.



 EXCHANGING AND REDEEMING SHARES
 ----------------------------------------------------------
Exchange Service
You can move money from one account to an existing identically registered account or open a new identically registered account. Intermediaries should call their Financial Institution Services representative.

Redemptions
Unless otherwise indicated, redemption proceeds will be wired to the intermediary's designated bank. Intermediaries should contact their Financial Institution Services representative.



 RIGHTS RESERVED BY THE FUNDS
 ----------------------------------------------------------
T. Rowe Price funds and their agents reserve the following rights: (1) to refuse any purchase or exchange order; (2) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the intermediary within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (3) to cease offering fund shares at any time to all or certain groups of investors;
(4) to freeze any account
and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (5) to otherwise modify the conditions of purchase and any services at any time; and (6) to act on instructions reasonably believed to be genuine. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund's management.

 T. ROWE PRICE PRIVACY POLICY
 ----------------------------------------------------------
 In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

 You may provide information when communicating or transacting with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

 We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with whom we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies' use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

 We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

 This Privacy Policy applies to the following T. Rowe Price family of companies:
 T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202
A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager's recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call your intermediary.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.
                                                      1940 Act File No. 811-2958
                                                                E437-040 9/30/02

PROSPECTUS
September 30, 2002
T. ROWE PRICE

International
Growth & Income
Fund--Advisor
Class

 A stock fund seeking long-term capital growth and a reasonable level of income through investments in non-U.S. companies. This class of shares is sold only through financial intermediaries.
(R)
 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

T. Rowe Price International Funds, Inc.
  T. Rowe Price International Growth & Income Fund--Advisor Class
Prospectus

September 30, 2002

              ABOUT THE FUND
1
              Objective, Strategy, Risks, and Expenses    1

              -----------------------------------------------
              Other Information About the Fund            6

              -----------------------------------------------


              INFORMATION
              ABOUT
              ACCOUNTS IN T. ROWE
2             PRICE FUNDS
              Pricing Shares and Receiving                7
              Sale Proceeds
              -----------------------------------------------
              Useful Information on
              Distributions                               8
              and Taxes
              -----------------------------------------------
              Transaction Procedures and                 10
              Special Requirements
              -----------------------------------------------


              MORE ABOUT THE FUND
3
              Organization and Management                12

              -----------------------------------------------
              Understanding Performance Information      14

              -----------------------------------------------
              Investment Policies and Practices          15

              -----------------------------------------------
              Financial Highlights                       20

              -----------------------------------------------


              INVESTING WITH T. ROWE PRICE
4
              Account Requirements                       22
              and Transaction Information
              -----------------------------------------------
              Purchasing Additional Shares               23

              -----------------------------------------------
              Exchanging and Redeeming Shares            23

              -----------------------------------------------
              Rights Reserved by the Fund                23
              s
              -----------------------------------------------
              T. Rowe Price                              25
               Privacy Policy
              -----------------------------------------------


T. Rowe Price International, Inc. managed $22 billion in foreign stocks and bonds as of June 30, 2002, through its offices in Baltimore, London, Tokyo, Singapore, Hong Kong, Buenos Aires, and Paris.
 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

 ABOUT THE FUND
 OBJECTIVE, STRATEGY, RISKS, AND EXPENSES
 ----------------------------------------------------------
   A word about the fund's name and structure. International Growth & Income Fund - Advisor Class is a share class of T. Rowe Price International Growth & Income Fund. The Advisor Class is not a separate mutual fund. It is sold only through brokers, dealers, banks, insurance companies, and other financial intermediaries that provide various distribution and administrative services.


 What is the fund's objective?

   The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies.


 What is the fund's principal investment strategy?

   We expect to invest substantially all of the fund's assets outside the U.S. and to diversify broadly, primarily among the world's developed countries. The fund will invest primarily (at least 65% of total assets) in the stocks of dividend-paying, large, well-established companies that have favorable prospects for capital appreciation, as determined by T. Rowe Price International. Investments in emerging markets will be modest and limited to more mature developing countries.

   In selecting common stocks, we combine proprietary quantitative analysis with bottom-up research and a global, regional, and country outlook. Our investing style reflects both a growth and a value orientation, although in general we place less emphasis on above-average earnings growth and more on "value" characteristics such as above-average dividend yields or below-average price/earnings or price/book value ratios. Valuation factors often influence our allocations among large-, mid-, or small-cap shares. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

   While the fund invests primarily in common stocks, the fund may also purchase other securities, including futures and options, in keeping with the fund's objective.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

 What are the main risks of investing in the fund?

   As with all stock funds, the fund's share price can fall because of weakness in one or more of its primary equity markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in rising markets.

   Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks. Some particular risks affecting this fund include the following:

  . Currency risk This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund's holdings can be significant, unpredictable, and long-lasting depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile and it is not possible to effectively hedge the currency risks of many developing countries.

  . Geographic risk The economies and financial markets of certain regions-such as

   Latin America and Asia-can be interdependent and may all decline at the same time.

  . Emerging market risk To the extent the fund invests in emerging markets, it is subject to greater risk than a fund investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be hurt by exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than in other countries and any one of them could cause the fund's share price to decline.

  . Other risks of foreign investing Risks can result from varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.


   . While certain countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue.

  . Futures/options risk To the extent the fund uses futures and options, it is exposed to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.


   . The fund's share price may decline, so when you sell your shares, you may lose money.


 How can I tell if the fund is appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you are investing through an intermediary, are comfortable with the special risks that accompany international investing, seek long-term capital appreciation, and can accept the risks associated with common stocks, including both growth and value stocks, the fund could be an appropriate part of your overall investment strategy.

   The fund can be used in both regular and tax-deferred accounts, such as IRAs.


   . The fund should not represent your complete investment program or be used for short-term trading purposes.


 How has the fund performed in the past?

   International Growth & Income Fund-Advisor Class began operations on September 30, 2002, and does not have a full calendar year of performance history. As a point of comparison, however, the following bar chart and table show calendar year returns for the oldest existing class of the International Growth & Income Fund. Because the International Growth & Income Fund-Advisor Class is expected to have higher expenses than the oldest existing class of the International Growth & Income Fund, its performance, had it existed over the periods shown, would have been lower. The oldest existing class of the International Growth & Income Fund and the International Growth & Income Fund-Advisor Class share the same portfolio. Shares of each class of the fund are offered in separate prospectuses.

   The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable mar ket index. Fund past returns (before and after taxes) are not necessarily an indi cation of future performance.

   The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

   In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor's situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund's other returns because the loss generates a tax benefit that is factored into the result.

                                           Calendar Year Total Returns
       Fund          "92"    "93"   "94"    "95"    "96"    "97"    "98"    "99"     "00"  "01"
 ------------------------------------------------------------------------------------------------
  International
  Growth & Income     --     --      --      --      --      --      --   19.62  -4.31   -17.57
 ------------------------------------------------------------------------------------------------

 International Growth & Income Fund         Quarter ended    Total return
  Best quarter                                12/31/99           11.81%
  Worst quarter                                9/30/01          -12.83%

 Table 1  Average Annual Total Returns
                                                 Periods ended
                                               December 31, 2001
                                                       Since inception
                                          1 year          (12/21/98)
 ------------------------------------------------------------------------------
  International Growth & Income Fund
  Returns before taxes                    -17.57%           -1.38%
  Returns after taxes on
  distributions                           -17.80            -2.76
  Returns after taxes on
  distributions and sale of fund
  shares                                  -10.55            -1.61
  MSCI EAFE Index                         -21.21            -4.79
  Lipper International Funds Average      -21.71
 ------------------------------------------------------------------------------


 Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax and capital gains rates. They do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end, and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

 * Since 12/31/98.


 What fees or expenses will I pay?

   The numbers in the next table provide an estimate of how much it will cost to operate the Advisor Class for a year. These are costs you pay indirectly because they are deducted from net assets before the daily share price is calculated.

 Table 2  Fees and Expenses of the Advisor Class*
                                                        Annual fund operating expenses
                                                 (expenses that are deducted from fund assets)
 ----------------------------------------------------------------------------------------------------
  Management fee                                                    0.67%
                                                 -----------------------------------------------
  Distribution and service (12b-1) fees                             0.25%
                                                 -----------------------------------------------
  Other expenses                                                    1.73%/a/
                                                 -----------------------------------------------
  Total annual fund operating expenses                              2.65%
                                                 -----------------------------------------------
  Fee waiver/reimbursement                                          1.50%/b/
                                                 -----------------------------------------------
  Net expenses                                                      1.15%/b/
 ----------------------------------------------------------------------------------------------------


 * Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund.

 /a/       Other expenses are estimated.

 /b/To limit the class's expenses during its initial period of operations, T.
   Rowe Price International is contractually obligated to bear any expenses (other than management fees and certain other portfolio level expenses) through February 28, 2004, that would cause the class's ratio of expenses to average net assets to exceed 1.15%. Expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price International by the fund whenever the class's expense ratio is below 1.15%; however, no reimbursement will be made after February 28, 2006, or if it would result in the expense ratio exceeding 1.15%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the class.

   Example. The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in the class with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, the expense limitation currently in place is not renewed, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:

      1 year      3 years      5 years       10 years
    ----------------------------------------------------
       $117        $522         $995          $2,304
    ----------------------------------------------------




 OTHER INFORMATION ABOUT THE FUND
 ----------------------------------------------------------

 What are some of the potential rewards of investing overseas through the fund?

   Investing abroad increases the opportunities available to you. Some foreign countries may have greater potential for economic growth than the U.S. Investing a portion of your overall portfolio in foreign stock funds can enhance your diversification while providing the opportunity to boost long-term returns.


 How does the portfolio manager try to reduce risk?

   The principal tools we use to try to reduce risk are intensive research and limiting exposure to any one industry or company. Currency hedging techniques may be used from time to time.

  . T. Rowe Price International employs a team of experienced portfolio managers and analysts, and has offices in London, Tokyo, Singapore, Hong Kong, Buenos Aires, Paris, and Baltimore. Portfolio managers keep close watch on individual investments as well as on political and economic trends in each country and region. Holdings are adjusted according to the manager's analysis and outlook.

  . The impact on the fund's share price from a drop in the price of a particular stock is reduced substantially by investing in a portfolio with dozens of different companies. Likewise, the impact of unfavorable developments in a particular country is reduced when investments are spread among many countries. However, the economies and financial markets of countries in a certain region may be influenced heavily by one another.


 Is there other information I can review before making a decision?

   Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

 INFORMATION ABOUT ACCOUNTS IN T. ROWE PRICE FUNDS
   As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to all Advisor Class accounts (excluding Tax-Free Income Fund-Advisor Class).



 PRICING SHARES AND RECEIVING SALE PROCEEDS
 ----------------------------------------------------------

 How and when shares are priced

   The share price (also called "net asset value" or NAV per share) for each class of shares is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day the New York Stock Exchange is open for business. To calculate the NAV, the fund's assets are valued and totaled, liabilities are subtracted, and each class's proportionate share of the balance, called net assets, is divided by the number of shares outstanding of that class. Market values are used to price stocks and bonds.

   The securities of funds investing in foreign markets are usually valued on the basis of the most recent closing market prices at 4 p.m. ET. Most foreign markets close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in a fund NAV. However, if a fund determines that such developments are so significant that they will, in its judgment, clearly and materially affect the value of the fund's securities, the fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. A fund may fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.


 How your purchase, sale, or exchange price is determined

   Advisor Class shares are intended for purchase and may be held only through various third-party intermediaries including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others. Consult your intermediary to find out about how to purchase, sell, or exchange your shares, cut-off times, and other applicable procedures for these transactions. The intermediary may charge a fee for its services.

   The fund may have an agreement with your intermediary that permits the intermediary to accept orders on behalf of the fund until 4 p.m. ET. In such cases, if your order is received by the intermediary in good form by 4 p.m. ET and trans-mitted to the fund and paid for in accordance with the agreement, it will be priced at the next NAV computed after the intermediary received your order.

   Note: The time at which transactions and shares are priced and the time until which orders are accepted by the fund or an intermediary may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

   How proceeds are received
   Normally, the fund transmits proceeds to intermediaries for redemption orders received in good form on either the next or third business day after receipt, depending on the arrangement with the intermediary. Under certain circumstances and when deemed to be in the fund's best interests, proceeds may not be sent for up to seven calendar days after receipt of the redemption order. You must contact your intermediary about procedures for receiving your redemption proceeds.



 USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES
 ----------------------------------------------------------

   . All net investment income and realized capital gains are distributed to shareholders.


 Dividends and Other Distributions

   Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

   No interest will accrue on amounts represented by uncashed distribution or redemption checks.

   Income dividends
  . The funds declare and pay dividends (if any) quarterly for the Equity Income
   Fund-Advisor Class; declare daily and pay monthly for the High Yield Fund-Advisor Class, International Bond Fund-Advisor Class, and New Income Fund-Advisor Class; and declare and pay annually for all other Advisor Classes.
  . A portion of fund dividends (other than High Yield Fund-Advisor Class, New
   Income Fund-Advisor Class, and International Stock Fund-Advisor Class) may be eligible for the 70% deduction for dividends received by corporations to the extent the funds' income consists of dividends paid by U.S. corporations.
  . The dividends of High Yield Fund-Advisor Class, New Income Fund-Advisor
   Class, and International Stock Fund-Advisor Class will not be eligible for the

   70% deduction for dividends received by corporations, if, as expected, none of the funds' income consists of dividends paid by U.S. corporations.

   Capital gains payments
  . A capital gain or loss is the difference between the purchase and sale price of a security.
  . If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.


 Tax Information

   You should contact your intermediary for the tax information that will be sent to you and reported to the IRS.

   If you invest in the fund through a tax-deferred retirement account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account.

   If you invest in the fund through a taxable account, you need to be aware of the possible tax consequences when:

  . You sell fund shares, including an exchange from one fund to another. . The fund makes a distribution to your account.

   Taxes on fund redemptions
   When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is still a sale for tax purposes.

   Taxes on fund distributions
   The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income and long-term gains on securities held more than 12 months are taxed at a maximum rate of 20%. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares. Gains and losses from the sale of foreign currencies and the foreign currency gain or loss resulting from the sale of a foreign debt security can increase or decrease an ordinary income dividend. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.

   If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offset-ting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid.

   Tax consequences of hedging
   For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital. Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. A fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.


   . Distributions are taxable whether reinvested in additional shares or received in cash.

   Tax effect of buying shares before a capital gain or dividend distribution
   If you buy shares shortly before or on the "record date" - the date that establishes you as the person to receive the upcoming distribution - you will receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund's record date before investing. Of course, a fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.



 TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS
 ----------------------------------------------------------
 Purchase Conditions for Intermediaries

   Nonpayment
   If the fund receives a check or ACH transfer that does not clear or the payment is not received in a timely manner, your purchase may be canceled. Any losses or expenses incurred by the fund or transfer agent will be the responsibility of the intermediary. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

   U.S. dollars
   All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

 Sale (Redemption) Conditions

   Holds on immediate redemptions: 10-day hold
   If an intermediary sells shares that it just purchased and paid for by check or ACH transfer, the fund will process the redemption but will generally delay sending the proceeds for up to 10 calendar days to allow the check or transfer to clear. (The 10-day hold does not apply to purchases paid for by bank wire.)

   Redemptions over $250,000
   Large redemptions can adversely affect a portfolio manager's ability to implement a fund's investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem
   (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.


 Excessive Trading


   . T. Rowe Price may bar excessive traders from purchasing shares.

   Frequent trades or market timing in your account or accounts controlled by you can disrupt management of the fund and raise its expenses. To deter such activity, each fund has adopted the following excessive trading policy.

   You can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit or if you hold fund shares for less than 60 calendar days, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds. Systematic purchases and redemptions are exempt from this policy. Transactions accepted by intermediaries in violation of this excessive trading policy or from persons believed to be market timers are subject to rejection or cancellation by the funds.


 Signature Guarantees

   An intermediary may need to obtain a signature guarantee in certain situations and should consult its T. Rowe Price Financial Institution Services representative.

   You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

 MORE ABOUT THE FUND
 ORGANIZATION AND MANAGEMENT
 ----------------------------------------------------------

 How is the fund organized?

   The fund is a separate series of T. Rowe Price International Funds, Inc., a Maryland corporation (the "corporation"), which currently consists of 12 series, each having different objectives and investment policies. The International Growth & Income Fund was established in 1998. In 2002, the fund issued two separate share classes known as the Advisor Class and R Class. Mutual funds pool money received from shareholders of each class into a single portfolio and invest it to try to achieve specified objectives.


 What is meant by "shares"?

   As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund's authorized capital stock, but share certificates are not issued.

   Each share and fractional share entitles the shareholder to:

  . Receive a proportional interest in income and capital gain distributions of the class.

   The income dividends for International Growth & Income Fund-Advisor Class shares will generally differ from those of the International Growth & Income Fund and International Growth & Income Fund-R Class shares to the extent that the expense ratio of the classes differ.

  . Cast one vote per share on certain fund matters, including the election of fund directors, changes in fundamental policies, or approval of changes in the fund's management contract. Shareholders of each class have exclusive voting rights on matters affecting only that class.


 Do T. Rowe Price funds have annual shareholder meetings?

   The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
   If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

 Who runs the fund?

   General Oversight
   The corporation is governed by a Board of Directors that meets regularly to review the fund investments, performance, expenses, and other business affairs. The Board elects the corporation's officers. The majority of Board members are independent of T. Rowe Price International.


   . All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price International - specifically by the fund's Investment Advisory Group.

   Investment Manager
   T. Rowe Price International is responsible for the selection and management of the fund's portfolio investments. The company, a wholly owned subsidiary of T. Rowe Price Associates, is the successor to Rowe Price-Fleming International. The U.S. office of T. Rowe Price International is located at 100 East Pratt Street, Baltimore, Maryland 21202. Offices are also located in London, Tokyo, Singapore, Hong Kong, Buenos Aires, and Paris.

   Portfolio Management
   The fund has an Investment Advisory Group that has day-to-day responsibility for managing the portfolio and developing and executing the fund's investment program. The members of the advisory group are: John R. Ford, Raymond A. Mills, Ph.D., James B.M. Seddon, Robert W. Smith, and Richard T. Whitney.

   John Ford joined T. Rowe Price International in 1982 and has 22 years of experience in research and portfolio management. Raymond Mills joined T. Rowe Price International in 2000, has been with T. Rowe Price since 1997, and has been managing investments since 1998. From 1994 until joining T. Rowe Price as an investment analyst, Mr. Mills was a principal systems engineer with The Analytic Sciences Corporation. James Seddon joined T. Rowe Price International in 1987 and has 15 years of experience in portfolio management. Robert Smith joined T. Rowe Price International in 1996, has been with T. Rowe Price since 1992, and has 14 years of experience in financial analysis. Richard Whitney joined T. Rowe Price International in 1998, has been with T. Rowe Price since 1985, and has 18 years of experience in equity research and portfolio management.

   The Management Fee
   This fee has two parts - an "individual fund fee," which reflects a fund's particular characteristics, and a "group fee." The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except the Spectrum Funds, and any institutional, index, or private label mutual funds). The group fee schedule (shown below) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.

   Group Fee Schedule
    0.334%*           First $50 billion

    0.305%            Next $30 billion

    0.300%            Next $40 billion

    0.295%            Thereafter
    -------------------------------------


   * Represents a blended group fee rate containing various break points.


   The fund's portion of the group fee is determined by the ratio of its daily net assets to the daily net assets of all the T. Rowe Price funds described previously. Based on combined T. Rowe Price fund assets of over $86 billion at October 31, . 2001, the group fee was 0.32%. . The individual fund fee is 0.35%.


 Distribution, Shareholder Servicing, and Recordkeeping Fees

   International Growth & Income Fund-Advisor Class has adopted a 12b-1 plan under which it pays a fee at the rate of up to 0.25% of its daily net assets per year to various intermediaries for distribution and servicing of its shares. These payments may be more or less than the costs incurred by the intermediaries. Because the fees are paid from the Advisor Class net assets on an ongoing basis, they will increase the cost of your investment and, over time, could result in your paying more than with other types of sales charges. The Advisor Class may also separately compensate intermediaries at a rate of up to 0.10% of daily net assets per year for various recordkeeping and transfer agent services they perform.



 UNDERSTANDING PERFORMANCE INFORMATION
 ----------------------------------------------------------
   This section should help you understand the terms used to describe fund performance.


 Total Return

   This tells you how much an investment has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

   Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

 Cumulative Total Return

   This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.


 Average Annual Total Return

   This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, provided you held it for the entire period.



 INVESTMENT POLICIES AND PRACTICES
 ----------------------------------------------------------
   This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

   Shareholder approval is required to substantively change fund objectives and certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" which can be changed without shareholder approval. However, significant changes are discussed with shareholders in fund reports. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

   Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in hybrid instruments are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in hybrid instruments could have significantly more of an impact on a fund's share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

   Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you.

   . Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.


 Types of Portfolio Securities

   In seeking to meet its investment objective, the fund may invest in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.

   Fundamental policy The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of its total assets would be invested in securities of a single issuer, or if more than 10% of the outstanding voting securities of the issuer would be held by the fund.

   Fund investments are primarily in common stocks (normally, at least 80% of net assets) and, to a lesser degree, other types of securities as described below.

   Common and Preferred Stocks
   Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

   Convertible Securities and Warrants
   Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

   Fixed-Income Securities
   From time to time, we may invest in corporate and government fixed-income securities. These securities would be purchased in companies that meet fund investment criteria. The price of a bond fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise.

   Hybrid Instruments
   These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under some conditions, the redemption value of such an investment could be zero.


   . Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

   Operating policy Fund investments in hybrid instruments are limited to 10% of total assets.

   Private Placements
   These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

   Operating policy Fund investments in illiquid securities are limited to 15% of net assets.


 Types of Investment Management Practices

   Reserve Position
   A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or more
   T. Rowe Price internal money market funds. Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. The effect of taking such a position is that the fund may not achieve its investment objective. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.

   Borrowing Money and Transferring Assets
   Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

   Fundamental policy  Borrowings may not exceed 33/1//\\/3/\\% of total assets.

   Operating policy Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33/1//\\/3/\\% of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

   Foreign Currency Transactions
   The fund will normally conduct its foreign currency exchange transactions, if any, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The fund will generally not enter into a forward contract with a term greater than one year.

   The fund will generally enter into forward foreign currency exchange contracts only under two circumstances. First, when the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when T. Rowe Price International believes that the currency of a particular foreign country may move substantially against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency that acts as a proxy for that currency). The contract may approximate the value of some or all of the fund portfolio securities denominated in such foreign currency. Under unusual circumstances, the fund may commit a substantial portion or the entire value of its portfolio to the consummation of these contracts. T. Rowe Price International will consider the effect such a commitment to forward contracts would have on the fund's investment program and the flexibility of the fund to purchase additional securities. Although forward contracts will be used primarily to protect the fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and fund total return could be adversely affected as a result.

   There are some markets where it is not possible to engage in effective foreign currency hedging. This is generally true, for example, for the currencies of various emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.

   Futures and Options
   Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor "writes" or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage fund exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting fund overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and as a cash management tool. Call or put options may be purchased or sold on securities, financial indi cies, and foreign currencies.

   Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund's initial investment in such contracts.

   Operating policies Futures: Initial margin deposits and premiums on options used for nonhedging purposes will not exceed 5% of fund net asset value. Options on securities: The total market value of securities covering call or put options may not exceed 25% of fund total assets. No more than 5% of fund total assets will be committed to premiums when purchasing call or put options.

   Tax Consequences of Hedging
   Hedging may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the fund and could affect whether dividends paid are classified as capital gains or ordinary income.

   Lending of Portfolio Securities
   Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities.

   Fundamental policy The value of loaned securities may not exceed 33/1//\\/3/\\% of total assets.

   Portfolio Turnover
   Turnover is an indication of frequency of trading. The fund will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be purchased and sold without regard to the length of time held. A high turnover rate may increase transaction costs, result in additional capital gain dis-tributions, and reduce fund total return. The fund's portfolio turnover rates are shown in the Financial Highlights table.



 FINANCIAL HIGHLIGHTS
 ----------------------------------------------------------
   International Growth & Income Fund-Advisor Class first issued shares on September 30, 2002, and therefore has no financial history. As a point of comparison, however, Table 3 provides historical information about the International Growth & Income Fund because International Growth & Income Fund-Advisor Class has the same management program and investment portfolio. (Prior to the inception of International Growth & Income Fund-Advisor Class, International Growth & Income Fund had no other share class.) This information is based on a single share of the International Growth & Income Fund outstanding throughout each of its fiscal years.

   This table is part of the International Growth & Income Fund's financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The financial statements in the annual report were audited by the fund's independent accountants, PricewaterhouseCoopers LLP.

   Had the International Growth & Income Fund-Advisor Class existed during the period reflected in the table, some financial information would be different because of its higher anticipated expense ratio.

 Table 3  Financial Highlights
                              12/21/98/*/
                                through     Year ended October 31
                               10/31/99
                              -------------   2000         2001
 -----------------------------             ---------------------------------

  Net asset value,
  beginning of period          $10.00       $ 11.00       $ 10.75
  Income From Investment Operations
  Net investment income         0.16/b/       0.14/b/       0.11/b/
                              -----------------------------------------
  Net gains or losses on
  securities (both realized      0.84         0.03/c/       (1.90)
  and unrealized)
                              -----------------------------------------
  Total from investment
  operations                     1.00          0.17         (1.79)
  Less Distributions
  Dividends (from net              --         (0.19)        (0.13)
  investment income)
                              -----------------------------------------
  Distributions (from              --         (0.23)        (0.64)
  capital gains)
                              -----------------------------------------
  Returns of capital               --            --            --
                              -----------------------------------------
  Total distributions              --         (0.42)        (0.77)
                              -----------------------------------------
  Net asset value,             $11.00       $ 10.75       $  8.19
  end of period
                              -----------------------------------------
  Total return                  10.00%/b/      1.43%/b/    (17.99)%/b/
  Ratios/Supplemental Data
  Net assets, end of period    $9,776       $10,118       $ 8,500
  (in thousands)
                              -----------------------------------------
  Ratio of expenses to           1.25%/ab/     1.25%/b/      1.25%/b/
  average net assets
                              -----------------------------------------
  Ratio of net income to         1.87%/ab/     1.24%/b/      1.24%/b/
  average net assets
                              -----------------------------------------
  Portfolio turnover rate        35.8%/a/      32.2%          8.5%
 ---------------------------------------------------------------------------


 /*/       Inception date.

 /a/      Annualized.

 /b/
  Excludes expenses in excess of a 1.25% voluntary expense limitation in effect through October 31, 2002.

 /c/
  The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

 INVESTING WITH T. ROWE PRICE
 ACCOUNT REQUIREMENTS AND TRANSACTION INFORMATION
 ----------------------------------------------------------
Tax Identification
Number
The intermediary must provide us with its certified Social Security or tax identification number (TIN). Otherwise, federal law requires the funds to withhold a percentage (currently 30%) of dividends, capital gain distributions, and redemptions, and may subject the intermediary or account holder to an IRS fine. If this information is not received within 60 days after the account is established, the account may be redeemed at the fund's NAV on the redemption date.

The information in
this section is for use
by intermediaries only. Shareholders should contact their intermediary for information regarding the intermediary's policies on purchasing, exchanging, and redeeming fund shares as well as initial and subsequent investment minimums.
All initial and subsequent investments by intermediaries must be made by bank wire.

Opening a New Account
$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts

Intermediaries should call Financial Institution Services for an account number and assignment to a dedicated service representative and give the following wire information to their bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh)
Receiving Bank ABA#:  043000096
Beneficiary:  T. Rowe Price [fund name]
Beneficiary Account:  1004397951
Originator to Beneficiary Information (OBI):
name of owner(s) and account number

Complete a New Account Form and mail it to one of the appropriate addresses listed below. Intermediaries must also enter into a separate agreement with the fund or its agent.

via U.S. Postal Service
T. Rowe Price Financial Institution Services
P.O. Box 17603
Baltimore, MD 21297-1603
via private carriers/overnight services
T. Rowe Price Financial Institution Services
Mail Code: OM-17603
4515 Painters Mill Road
Owings Mills, MD 21117-4842



 PURCHASING ADDITIONAL SHARES
 ----------------------------------------------------------
$100 minimum additional purchase; $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts

By Wire
Intermediaries should call Financial Institution Services or use the wire instructions listed in Opening a New Account.



 EXCHANGING AND REDEEMING SHARES
 ----------------------------------------------------------
Exchange Service
You can move money from one account to an existing identically registered account or open a new identically registered account. Intermediaries should call their Financial Institution Services representative.

Redemptions
Unless otherwise indicated, redemption proceeds will be wired to the intermediary's designated bank. Intermediaries should contact their Financial Institution Services representative.



 RIGHTS RESERVED BY THE FUNDS
 ----------------------------------------------------------
T. Rowe Price funds and their agents reserve the following rights: (1) to refuse any purchase or exchange order; (2) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the intermediary within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (3) to cease offering fund shares at any time to all or certain groups of investors;
(4) to freeze any account
and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (5) to otherwise modify the conditions of purchase and any services at any time; and (6) to act on instructions reasonably believed to be genuine. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund's management.

 T. ROWE PRICE PRIVACY POLICY
 ----------------------------------------------------------
 In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

 You may provide information when communicating or transacting with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

 We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with whom we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies' use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

 We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

 This Privacy Policy applies to the following T. Rowe Price family of companies:
 T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202
A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager's recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call your intermediary.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.
                                                      1940 Act File No. 811-2958
                                                                E227-040 9/30/02

PROSPECTUS
September 30, 2002
T. ROWE PRICE

International
Growth & Income
Fund--R Class

 A stock fund seeking long-term capital growth and a reasonable level of income through investments in non-U.S. companies. This class of shares is sold only through financial intermediaries.
(R)
 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

T. Rowe Price International Funds, Inc.
  T. Rowe Price International Growth & Income Fund--R Class
Prospectus

September 30, 2002

              ABOUT THE FUND
1
              Objective, Strategy, Risks, and Expenses    1

              -----------------------------------------------
              Other Information About the Fund            6

              -----------------------------------------------


              INFORMATION
              ABOUT
              ACCOUNTS IN T. ROWE
2             PRICE FUNDS
              Pricing Shares and Receiving                7
              Sale Proceeds
              -----------------------------------------------
              Useful Information on
              Distributions                               8
              and Taxes
              -----------------------------------------------
              Transaction Procedures and                 10
              Special Requirements
              -----------------------------------------------


              MORE ABOUT THE FUND
3
              Organization and Management                12

              -----------------------------------------------
              Understanding Performance Information      14

              -----------------------------------------------
              Investment Policies and Practices          15

              -----------------------------------------------
              Financial Highlights                       20

              -----------------------------------------------


              INVESTING WITH T. ROWE PRICE
4
              Account Requirements                       22
              and Transaction Information
              -----------------------------------------------
              Purchasing Additional Shares               23

              -----------------------------------------------
              Exchanging and Redeeming Shares            23

              -----------------------------------------------
              Rights Reserved by the Fund                23
              s
              -----------------------------------------------
              T. Rowe Price                              25
               Privacy Policy
              -----------------------------------------------


T. Rowe Price International, Inc. managed $22 billion in foreign stocks and bonds as of June 30, 2002, through its offices in Baltimore, London, Tokyo, Singapore, Hong Kong, Buenos Aires, and Paris.
 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

 ABOUT THE FUND
 OBJECTIVE, STRATEGY, RISKS, AND EXPENSES
 ----------------------------------------------------------
   A word about the fund's name and structure. International Growth & Income Fund - R Class is a share class of T. Rowe Price International Growth & Income Fund. The R Class is not a separate mutual fund. R Class shares are designed to be sold only through various third-party intermediaries that offer employer-sponsored retirement plans, including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others.


 What is the fund's objective?

   The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies.


 What is the fund's principal investment strategy?

   We expect to invest substantially all of the fund's assets outside the U.S. and to diversify broadly, primarily among the world's developed countries. The fund will invest primarily (at least 65% of total assets) in the stocks of dividend-paying, large, well-established companies that have favorable prospects for capital appreciation, as determined by T. Rowe Price International. Investments in emerging markets will be modest and limited to more mature developing countries.

   In selecting common stocks, we combine proprietary quantitative analysis with bottom-up research and a global, regional, and country outlook. Our investing style reflects both a growth and a value orientation, although in general we place less emphasis on above-average earnings growth and more on "value" characteristics such as above-average dividend yields or below-average price/earnings or price/book value ratios. Valuation factors often influence our allocations among large-, mid-, or small-cap shares. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

   While the fund invests primarily in common stocks, the fund may also purchase other securities, including futures and options, in keeping with the fund's objective.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

 What are the main risks of investing in the fund?

   As with all stock funds, the fund's share price can fall because of weakness in one or more of its primary equity markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in rising markets.

   Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks. Some particular risks affecting this fund include the following:

  . Currency risk This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund's holdings can be significant, unpredictable, and long-lasting depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile and it is not possible to effectively hedge the currency risks of many developing countries.

  . Geographic risk The economies and financial markets of certain regions-such as

   Latin America and Asia-can be interdependent and may all decline at the same time.

  . Emerging market risk To the extent the fund invests in emerging markets, it is subject to greater risk than a fund investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be hurt by exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than in other countries and any one of them could cause the fund's share price to decline.

  . Other risks of foreign investing Risks can result from varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.


   . While certain countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue.

  . Futures/options risk To the extent the fund uses futures and options, it is exposed to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.


   . The fund's share price may decline, so when you sell your shares, you may lose money.


 How can I tell if the fund is appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you are investing through an intermediary, are comfortable with the special risks that accompany international investing, seek long-term capital appreciation, and can accept the risks associated with common stocks, including both growth and value stocks, the fund could be an appropriate part of your overall investment strategy.


   . The fund should not represent your complete investment program or be used for short-term trading purposes.


 How has the fund performed in the past?

   International Growth & Income Fund-R Class began operations on September 30, 2002, and does not have a full calendar year of performance history. As a point of comparison, however, the following bar chart and table show calendar year returns for the oldest existing class of the International
   Growth & Income Fund. Because the International Growth & Income Fund-R Class is expected to have higher expenses than the oldest existing class of the International Growth & Income Fund, its performance, had it existed over the periods shown, would have been lower. The oldest existing class of the International Growth & Income Fund and the International Growth & Income Fund-R Class share the same portfolio. Shares of each class of the fund are offered in separate prospectuses.

   The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how the fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

   The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

   In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor's situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund's other returns because the loss generates a tax benefit that is factored into the result.

                                           Calendar Year Total Returns
       Fund          "92"    "93"   "94"    "95"    "96"    "97"    "98"    "99"     "00"  "01"
 ------------------------------------------------------------------------------------------------
  International
  Growth & Income     --     --      --      --      --      --      --   19.62  -4.31   -17.57
 ------------------------------------------------------------------------------------------------

 International Growth & Income Fund         Quarter ended    Total return
  Best quarter                                12/31/99           11.81%
  Worst quarter                                9/30/01          -12.83%

 Table 1  Average Annual Total Returns
                                                 Periods ended
                                               December 31, 2001
                                                       Since inception
                                          1 year          (12/21/98)
 ------------------------------------------------------------------------------
  International Growth & Income Fund
  Returns before taxes                    -17.57%           -1.38%
  Returns after taxes on
  distributions                           -17.80            -2.76
  Returns after taxes on
  distributions and sale of fund
  shares                                  -10.55            -1.61
  MSCI EAFE Index                         -21.21            -4.79
  Lipper International Funds Average      -21.71
 ------------------------------------------------------------------------------


 Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax and capital gains rates. They do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end, and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

 * Since 12/31/98.


 What fees or expenses will I pay?

   The numbers in the next table provide an estimate of how much it will cost to operate the R Class for a year. These are costs you pay indirectly because they are deducted from net assets before the daily share price is calculated.

 Table 2  Fees and Expenses of the R Class*
                                                  Annual fund operating expenses
                                           (expenses that are deducted from fund assets)
 ----------------------------------------------------------------------------------------------
  Management fee                                              0.67%
                                           -----------------------------------------------
  Distribution and service (12b-1) fees                       0.50%
                                           -----------------------------------------------
  Other expenses                                              1.73%/a/
                                           -----------------------------------------------
  Total annual fund operating expenses                        2.90%
                                           -----------------------------------------------
  Fee waiver/reimbursement                                    1.50%/b/
                                           -----------------------------------------------
  Net expenses                                                1.40%/b/
 ----------------------------------------------------------------------------------------------


 * Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund.

 /a/       Other expenses are estimated.

 /b/To limit the class's expenses during its initial period of operations, T.
   Rowe Price International is contractually obligated to bear any expenses (other than management fees and certain other portfolio level expenses) through February 28, 2004, that would cause the class's ratio of expenses to average net assets to exceed 1.40%. Expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price
   International by the fund whenever the class's expense ratio is below 1.40%; however, no reimbursement will be made after February 28, 2006, or if it would result in the expense ratio exceeding 1.40%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the class.

   Example. The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in the class with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, the expense limitation currently in place is not renewed, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:

      1 year      3 years      5 years       10 years
    ----------------------------------------------------
       $143        $599        $1,123         $2,562
    ----------------------------------------------------




 OTHER INFORMATION ABOUT THE FUND
 ----------------------------------------------------------

 What are some of the potential rewards of investing overseas through the fund?

   Investing abroad increases the opportunities available to you. Some foreign countries may have greater potential for economic growth than the U.S. Investing a portion of your overall portfolio in foreign stock funds can enhance your diversification while providing the opportunity to boost long-term returns.


 How does the portfolio manager try to reduce risk?

   The principal tools we use to try to reduce risk are intensive research and limiting exposure to any one industry or company. Currency hedging techniques may be used from time to time.

  . T. Rowe Price International employs a team of experienced portfolio managers and analysts, and has offices in London, Tokyo, Singapore, Hong Kong, Buenos Aires, Paris, and Baltimore. Portfolio managers keep close watch on individual investments as well as on political and economic trends in each country and region. Holdings are adjusted according to the manager's analysis and outlook.

  . The impact on the fund's share price from a drop in the price of a particular stock is reduced substantially by investing in a portfolio with dozens of different companies. Likewise, the impact of unfavorable developments in a particular country is reduced when investments are spread among many countries. However, the economies and financial markets of countries in a certain region may be influenced heavily by one another.


 Is there other information I can review before making a decision?

   Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

 INFORMATION ABOUT ACCOUNTS IN T. ROWE PRICE FUNDS
   As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to all R Class accounts.



 PRICING SHARES AND RECEIVING SALE PROCEEDS
 ----------------------------------------------------------

 How and when shares are priced

   The share price (also called "net asset value" or NAV per share) for each class of shares is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day the New York Stock Exchange is open for business. To calculate the NAV, the fund's assets are valued and totaled, liabilities are subtracted, and each class's proportionate share of the balance, called net assets, is divided by the number of shares outstanding of that class. Market values are used to price stocks and bonds.

   The securities of funds investing in foreign markets are usually valued on the basis of the most recent closing market prices at 4 p.m. ET. Most foreign markets close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in a fund NAV. However, if a fund determines that such developments are so significant that they will, in its judgment, clearly and materially affect the value of the fund's securities, the fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. A fund may fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.


 How your purchase, sale, or exchange price is determined

   R Class shares are intended for purchase and may be held only through various third-party intermediaries that offer employer-sponsored retirement plans, including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others. Consult your intermediary to find out about how to purchase, sell, or exchange your shares, cut-off times, and other applicable procedures for these transactions. The intermediary may charge a fee for its services.

   The fund may have an agreement with your intermediary that permits the intermediary to accept orders on behalf of the fund until 4 p.m. ET. In such cases, if your order is received by the intermediary in good form by 4 p.m. ET and transmitted to the fund and paid for in accordance with the agreement, it will be priced at the next NAV computed after the intermediary received your order.

   Note: The time at which transactions and shares are priced and the time until which orders are accepted by the fund or an intermediary may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

   How proceeds are received
   Normally, the fund transmits proceeds to intermediaries for redemption orders received in good form on either the next or third business day after receipt, depending on the arrangement with the intermediary. Under certain circumstances and when deemed to be in the fund's best interests, proceeds may not be sent for up to seven calendar days after receipt of the redemption order. You must contact your intermediary about procedures for receiving your redemption proceeds.



 USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES
 ----------------------------------------------------------

   . All net investment income and realized capital gains are distributed to shareholders.


 Dividends and Other Distributions

   Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

   No interest will accrue on amounts represented by uncashed distribution or redemption checks.

   Income dividends
  . The funds declare and pay dividends (if any) quarterly for the Equity Income
   Fund-R Class; declare daily and pay monthly for the New Income Fund-R Class; and declare and pay annually for all other R Classes.
  . A portion of fund dividends (other than New Income Fund-R Class,
   International Stock Fund-R Class, and International Growth & Income Fund-R Class) may be eligible for the 70% deduction for dividends received by corporations to the extent the funds' income consists of dividends paid by U.S. corporations.
  . The dividends of New Income Fund-R Class, International Stock Fund-R Class, and International Growth & Income Fund-R Class will not be eligible for the 70% deduction for dividends received by corporations, if, as expected, none of the funds' income consists of dividends paid by U.S. corporations.

   Capital gains payments
  . A capital gain or loss is the difference between the purchase and sale price of a security.
  . If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.


 Tax Information

   You should contact your intermediary for the tax information that will be sent to you and reported to the IRS.

   If you invest in the fund through a tax-deferred retirement account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account.

   If you invest in the fund through a taxable account, you need to be aware of the possible tax consequences when:

  . You sell fund shares, including an exchange from one fund to another. . The fund makes a distribution to your account.

   Taxes on fund redemptions
   When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is still a sale for tax purposes.

   Taxes on fund distributions
   The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income and long-term gains on securities held more than 12 months are taxed at a maximum rate of 20%. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares. Gains and losses from the sale of foreign currencies and the foreign currency gain or loss resulting from the sale of a foreign debt security can increase or decrease an ordinary income dividend. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.

   If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid.

   Tax consequences of hedging
   For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital. Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. A fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.


   . Distributions are taxable whether reinvested in additional shares or received in cash.

   Tax effect of buying shares before a capital gain or dividend distribution
   If you buy shares shortly before or on the "record date" - the date that establishes you as the person to receive the upcoming distribution - you will receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund's record date before investing. Of course, a fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.



 TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS
 ----------------------------------------------------------
 Purchase Conditions for Intermediaries

   Nonpayment
   If the fund receives a check or ACH transfer that does not clear or the payment is not received in a timely manner, your purchase may be canceled. Any losses or expenses incurred by the fund or transfer agent will be the responsibility of the intermediary. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

   U.S. dollars
   All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

 Sale (Redemption) Conditions

   Holds on immediate redemptions: 10-day hold
   If an intermediary sells shares that it just purchased and paid for by check or ACH transfer, the fund will process the redemption but will generally delay sending the proceeds for up to 10 calendar days to allow the check or transfer to clear. (The 10-day hold does not apply to purchases paid for by bank wire.)

   Redemptions over $250,000
   Large redemptions can adversely affect a portfolio manager's ability to implement a fund's investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem
   (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.


 Excessive Trading


   . T. Rowe Price may bar excessive traders from purchasing shares.

   Frequent trades or market timing in your account or accounts controlled by you can disrupt management of the fund and raise its expenses. To deter such activity, each fund has adopted the following excessive trading policy.

   You can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit or if you hold fund shares for less than 60 calendar days, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds. Systematic purchases and redemptions are exempt from this policy. Transactions accepted by intermediaries in violation of this excessive trading policy or from persons believed to be market timers are subject to rejection or cancellation by the funds.


 Signature Guarantees

   An intermediary may need to obtain a signature guarantee in certain situations and should consult its T. Rowe Price Financial Institution Services representative.

   You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

 MORE ABOUT THE FUND
 ORGANIZATION AND MANAGEMENT
 ----------------------------------------------------------

 How is the fund organized?

   The fund is a separate series of T. Rowe Price International Funds, Inc., a Maryland corporation (the "corporation"), which currently consists of 12 series, each having different objectives and investment policies. The International Growth & Income Fund was established in 1998. In 2002, the fund issued two separate share classes known as the Advisor Class and R Class. Mutual funds pool money received from shareholders of each class into a single portfolio and invest it to try to achieve specified objectives.


 What is meant by "shares"?

   As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund's authorized capital stock, but share certificates are not issued.

   Each share and fractional share entitles the shareholder to:

  . Receive a proportional interest in income and capital gain distributions of the class.

   The income dividends for International Growth & Income Fund-R Class shares will generally differ from those of the International Growth & Income Fund and International Growth & Income Fund-Advisor Class shares to the extent that the expense ratio of the classes differ.

  . Cast one vote per share on certain fund matters, including the election of fund directors, changes in fundamental policies, or approval of changes in the fund's management contract. Shareholders of each class have exclusive voting rights on matters affecting only that class.


 Do T. Rowe Price funds have annual shareholder meetings?

   The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
   If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

 Who runs the fund?

   General Oversight
   The corporation is governed by a Board of Directors that meets regularly to review the fund investments, performance, expenses, and other business affairs. The Board elects the corporation's officers. The majority of Board members are independent of T. Rowe Price International.


   . All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price International - specifically by the fund's Investment Advisory Group.

   Investment Manager
   T. Rowe Price International is responsible for the selection and management of the fund's portfolio investments. The company, a wholly owned subsidiary of T. Rowe Price Associates, is the successor to Rowe Price-Fleming International. The U.S. office of T. Rowe Price International is located at 100 East Pratt Street, Baltimore, Maryland 21202. Offices are also located in London, Tokyo, Singapore, Hong Kong, Buenos Aires, and Paris.

   Portfolio Management
   The fund has an Investment Advisory Group that has day-to-day responsibility for managing the portfolio and developing and executing the fund's investment program. The members of the advisory group are: John R. Ford, Raymond A. Mills, Ph.D., James B.M. Seddon, Robert W. Smith, and Richard T. Whitney.

   John Ford joined T. Rowe Price International in 1982 and has 22 years of experience in research and portfolio management. Raymond Mills joined T. Rowe Price International in 2000, has been with T. Rowe Price since 1997, and has been managing investments since 1998. From 1994 until joining T. Rowe Price as an investment analyst, Mr. Mills was a principal systems engineer with The Analytic Sciences Corporation. James Seddon joined T. Rowe Price International in 1987 and has 15 years of experience in portfolio management. Robert Smith joined T. Rowe Price International in 1996, has been with T. Rowe Price since 1992, and has 14 years of experience in financial analysis. Richard Whitney joined T. Rowe Price International in 1998, has been with T. Rowe Price since 1985, and has 18 years of experience in equity research and portfolio management.

   The Management Fee
   This fee has two parts - an "individual fund fee," which reflects a fund's particular characteristics, and a "group fee." The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except the Spectrum Funds, and any institutional, index, or private label mutual funds). The group fee schedule (shown below) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.

   Group Fee Schedule
    0.334%*           First $50 billion

    0.305%            Next $30 billion

    0.300%            Next $40 billion

    0.295%            Thereafter
    -------------------------------------


   * Represents a blended group fee rate containing various break points.


   The fund's portion of the group fee is determined by the ratio of its daily net assets to the daily net assets of all the T. Rowe Price funds described previously. Based on combined T. Rowe Price fund assets of over $86 billion at October 31, . 2001, the group fee was 0.32%. . The individual fund fee is 0.35%.


 Distribution, Shareholder Servicing, and Recordkeeping Fees

   International Growth & Income Fund-R Class has adopted a 12b-1 plan under which it pays a fee at the rate of up to 0.50% of its daily net assets per year to various intermediaries for distribution and servicing of its shares. These payments may be more or less than the costs incurred by the intermediaries. Because the fees are paid from the R Class net assets on an ongoing basis, they will increase the cost of your investment and, over time, could result in your paying more than with other types of sales charges. The R Class may also separately compensate intermediaries at a rate of up to 0.10% of daily net assets per year for various recordkeeping and transfer agent services they perform.



 UNDERSTANDING PERFORMANCE INFORMATION
 ----------------------------------------------------------
   This section should help you understand the terms used to describe fund performance.


 Total Return

   This tells you how much an investment has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

   Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

 Cumulative Total Return

   This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.


 Average Annual Total Return

   This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, provided you held it for the entire period.



 INVESTMENT POLICIES AND PRACTICES
 ----------------------------------------------------------
   This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

   Shareholder approval is required to substantively change fund objectives and certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" which can be changed without shareholder approval. However, significant changes are discussed with shareholders in fund reports. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

   Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in hybrid instruments are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in hybrid instruments could have significantly more of an impact on a fund's share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

   Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you.

   . Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.


 Types of Portfolio Securities

   In seeking to meet its investment objective, the fund may invest in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.

   Fundamental policy The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of its total assets would be invested in securities of a single issuer, or if more than 10% of the outstanding voting securities of the issuer would be held by the fund.

   Fund investments are primarily in common stocks (normally, at least 80% of net assets) and, to a lesser degree, other types of securities as described below.

   Common and Preferred Stocks
   Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

   Convertible Securities and Warrants
   Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

   Fixed-Income Securities
   From time to time, we may invest in corporate and government fixed-income securities. These securities would be purchased in companies that meet fund investment criteria. The price of a bond fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise.

   Hybrid Instruments
   These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under some conditions, the redemption value of such an investment could be zero.


   . Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

   Operating policy Fund investments in hybrid instruments are limited to 10% of total assets.

   Private Placements
   These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

   Operating policy Fund investments in illiquid securities are limited to 15% of net assets.


 Types of Investment Management Practices

   Reserve Position
   A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or more
   T. Rowe Price internal money market funds. Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. The effect of taking such a position is that the fund may not achieve its investment objective. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.

   Borrowing Money and Transferring Assets
   Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

   Fundamental policy  Borrowings may not exceed 33/1//\\/3/\\% of total assets.

   Operating policy Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33/1//\\/3/\\% of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

   Foreign Currency Transactions
   The fund will normally conduct its foreign currency exchange transactions, if any, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The fund will generally not enter into a forward contract with a term greater than one year.

   The fund will generally enter into forward foreign currency exchange contracts only under two circumstances. First, when the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when T. Rowe Price International believes that the currency of a particular foreign country may move substantially against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency that acts as a proxy for that currency). The contract may approximate the value of some or all of the fund portfolio securities denominated in such foreign currency. Under unusual circumstances, the fund may commit a substantial portion or the entire value of its portfolio to the consummation of these contracts. T. Rowe Price International will consider the effect such a commitment to forward contracts would have on the fund's investment program and the flexibility of the fund to purchase additional securities. Although forward contracts will be used primarily to protect the fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and fund total return could be adversely affected as a result.

   There are some markets where it is not possible to engage in effective foreign currency hedging. This is generally true, for example, for the currencies of various emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.

   Futures and Options
   Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor "writes" or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage fund exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting fund overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and as a cash management tool. Call or put options may be purchased or sold on securities, financial indi cies, and foreign currencies.

   Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund's initial investment in such contracts.

   Operating policies Futures: Initial margin deposits and premiums on options used for nonhedging purposes will not exceed 5% of fund net asset value. Options on securities: The total market value of securities covering call or put options may not exceed 25% of fund total assets. No more than 5% of fund total assets will be committed to premiums when purchasing call or put options.

   Tax Consequences of Hedging
   Hedging may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the fund and could affect whether dividends paid are classified as capital gains or ordinary income.

   Lending of Portfolio Securities
   Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities.

   Fundamental policy The value of loaned securities may not exceed 33/1//\\/3/\\% of total assets.

   Portfolio Turnover
   Turnover is an indication of frequency of trading. The fund will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be purchased and sold without regard to the length of time held. A high turnover rate may increase transaction costs, result in additional capital gain dis-tributions, and reduce fund total return. The fund's portfolio turnover rates are shown in the Financial Highlights table.



 FINANCIAL HIGHLIGHTS
 ----------------------------------------------------------
   International Growth & Income Fund-R Class first issued shares on September 30, 2002, and therefore has no financial history. As a point of comparison, however, Table 3 provides historical information about the International

   Growth & Income Fund because International Growth & Income Fund-R Class has the same management program and investment portfolio. (Prior to the inception of International Growth & Income Fund-R Class, International Growth &

   Income Fund had no other share class.) This information is based on a single share of the International Growth & Income Fund outstanding throughout each of its fiscal years.

   This table is part of the International Growth & Income Fund's financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The financial statements in the annual report were audited by the fund's independent accountants, PricewaterhouseCoopers LLP.

   Had the International Growth & Income Fund-R Class existed during the period reflected in the table, some financial information would be different because of its higher anticipated expense ratio.

 Table 3  Financial Highlights
                              12/21/98/*/
                                through     Year ended October 31
                               10/31/99
                              -------------   2000         2001
 -----------------------------             ---------------------------------

  Net asset value,
  beginning of period          $10.00       $ 11.00       $ 10.75
  Income From Investment Operations
  Net investment income         0.16/b/       0.14/b/       0.11/b/
                              -----------------------------------------
  Net gains or losses on
  securities (both realized      0.84         0.03/c/       (1.90)
  and unrealized)
                              -----------------------------------------
  Total from investment
  operations                     1.00          0.17         (1.79)
  Less Distributions
  Dividends (from net              --         (0.19)        (0.13)
  investment income)
                              -----------------------------------------
  Distributions (from              --         (0.23)        (0.64)
  capital gains)
                              -----------------------------------------
  Returns of capital               --            --            --
                              -----------------------------------------
  Total distributions              --         (0.42)        (0.77)
                              -----------------------------------------
  Net asset value,             $11.00       $ 10.75       $  8.19
  end of period
                              -----------------------------------------
  Total return                  10.00%/b/      1.43%/b/    (17.99)%/b/
  Ratios/Supplemental Data
  Net assets, end of period    $9,776       $10,118       $ 8,500
  (in thousands)
                              -----------------------------------------
  Ratio of expenses to           1.25%/ab/     1.25%/b/      1.25%/b/
  average net assets
                              -----------------------------------------
  Ratio of net income to         1.87%/ab/     1.24%/b/      1.24%/b/
  average net assets
                              -----------------------------------------
  Portfolio turnover rate        35.8%/a/      32.2%          8.5%
 ---------------------------------------------------------------------------


 /*/       Inception date.

 /a/      Annualized.

 /b/
  Excludes expenses in excess of a 1.25% voluntary expense limitation in effect through October 31, 2002.

 /c/
  The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

 INVESTING WITH T. ROWE PRICE
 ACCOUNT REQUIREMENTS AND TRANSACTION INFORMATION
 ----------------------------------------------------------
Tax Identification
Number
The intermediary must provide us with its certified Social Security or tax identification number (TIN). Otherwise, federal law requires the funds to withhold a percentage (currently 30%) of dividends, capital gain distributions, and redemptions, and may subject the intermediary or account holder to an IRS fine. If this information is not received within 60 days after the account is established, the account may be redeemed at the fund's NAV on the redemption date.

The information in
this section is for use
by intermediaries only. Shareholders should contact their intermediary for information regarding the intermediary's policies on purchasing, exchanging, and redeeming fund shares as well as initial and subsequent investment minimums.
All initial and subsequent investments by intermediaries must be made by bank wire.

Opening a New Account
$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts

Intermediaries should call Financial Institution Services for an account number and assignment to a dedicated service representative and give the following wire information to their bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh)
Receiving Bank ABA#:  043000096
Beneficiary:  T. Rowe Price [fund name]
Beneficiary Account:  1004397951
Originator to Beneficiary Information (OBI):
name of owner(s) and account number

Complete a New Account Form and mail it to one of the appropriate addresses listed below. Intermediaries must also enter into a separate agreement with the fund or its agent.

via U.S. Postal Service
T. Rowe Price Financial Institution Services
P.O. Box 17603
Baltimore, MD 21297-1603
via private carriers/overnight services
T. Rowe Price Financial Institution Services
Mail Code: OM-17603
4515 Painters Mill Road
Owings Mills, MD 21117-4842



 PURCHASING ADDITIONAL SHARES
 ----------------------------------------------------------
$100 minimum additional purchase; $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts

By Wire
Intermediaries should call Financial Institution Services or use the wire instructions listed in Opening a New Account.



 EXCHANGING AND REDEEMING SHARES
 ----------------------------------------------------------
Exchange Service
You can move money from one account to an existing identically registered account or open a new identically registered account. Intermediaries should call their Financial Institution Services representative.

Redemptions
Unless otherwise indicated, redemption proceeds will be wired to the intermediary's designated bank. Intermediaries should contact their Financial Institution Services representative.



 RIGHTS RESERVED BY THE FUNDS
 ----------------------------------------------------------
T. Rowe Price funds and their agents reserve the following rights: (1) to refuse any purchase or exchange order; (2) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the intermediary within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (3) to cease offering fund shares at any time to all or certain groups of investors;
(4) to freeze any account
and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (5) to otherwise modify the conditions of purchase and any services at any time; and (6) to act on instructions reasonably believed to be genuine. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund's management.

 T. ROWE PRICE PRIVACY POLICY
 ----------------------------------------------------------
 In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

 You may provide information when communicating or transacting with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

 We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with whom we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies' use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

 We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

 This Privacy Policy applies to the following T. Rowe Price family of companies:
 T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202
A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager's recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call your intermediary.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.
                                                      1940 Act File No. 811-2958
                                                                E427-040 9/30/02